SHORT TERM INVESTMENT - Schedule of short term investment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Short-term investments	¥ 774,736	$ 111,284	¥ 1,099,394
Time deposits
Short-term investments	593,954		549,056
Wealth management products
Short-term investments	¥ 180,782		¥ 550,338